UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%

Financials — 99.3%

Diversified — 12.0%
193	Digital Realty Trust, Inc.	10,115
388	Duke Realty Corp.	4,323
168	DuPont Fabros Technology, Inc.	3,794
80	Liberty Property Trust	2,500
153	Vornado Realty Trust	12,489

		33,221

Forestry/Paper — 0.4%
31	Plum Creek Timber Co., Inc.	1,110

Health Care — 12.9%
404	HCP, Inc.	13,289
167	Health Care REIT, Inc.	7,729
104	Healthcare Realty Trust, Inc.	2,149
145	Nationwide Health Properties, Inc.	5,218
173	Omega Healthcare Investors, Inc.	3,646
73	Ventas, Inc.	3,740

		35,771

Hotels — 7.3%
75	DiamondRock Hospitality Co. (a)	788
90	Hospitality Properties Trust	1,999
547	Host Hotels & Resorts, Inc.	9,021
116	LaSalle Hotel Properties	2,755
80	Pebblebrook Hotel Trust (a)	1,493
482	Strategic Hotels & Resorts, Inc. (a)	2,252
207	Sunstone Hotel Investors, Inc. (a)	1,975

		20,283

Industrial — 5.4%
180	AMB Property Corp.	5,257
211	DCT Industrial Trust, Inc.	1,041
674	ProLogis	8,773

		15,071

Multifamily — 18.1%
15	American Campus Communities, Inc.	485
132	Apartment Investment & Management Co., Class A	3,177
50	Associated Estates Realty Corp.	747
86	AvalonBay Communities, Inc.	9,436
85	BRE Properties, Inc.	3,659
91	Camden Property Trust	4,637
220	Education Realty Trust, Inc.	1,613
34	Equity Lifestyle Properties, Inc.	1,806
331	Equity Residential	16,526
44	Essex Property Trust, Inc.	4,870
152	UDR, Inc.	3,388

		50,344

Office — 13.3%
85	Alexandria Real Estate Equities, Inc.	5,696
59	BioMed Realty Trust, Inc.	1,040
154	Boston Properties, Inc.	12,910
463	Brandywine Realty Trust	5,123
70	Corporate Office Properties Trust	2,361
163	Douglas Emmett, Inc. (m)	2,717
45	Hudson Pacific Properties, Inc.	688
104	Mack-Cali Realty Corp.	3,310
45	SL Green Realty Corp.	2,932

		36,777

Regional Malls — 14.6%
128	Macerich Co. (The)	5,954
240	Pennsylvania Real Estate Investment Trust	3,227
309	Simon Property Group, Inc.	30,399
21	Taubman Centers, Inc.	998

		40,578

Shopping Centers — 9.6%
317	Developers Diversified Realty Corp.	4,065
67	Excel Trust, Inc.	772
68	Federal Realty Investment Trust	5,262
511	Kimco Realty Corp.	8,511
138	Regency Centers Corp.	5,633
51	Tanger Factory Outlet Centers	2,457

		26,700

Storage — 5.7%
140	Public Storage	13,501
286	U-Store-It Trust	2,364

		15,865

	Total Common Stocks (Cost $228,370)	275,720

Short-Term Investment — 1.6%

Investment Company — 1.6%
4,311	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $4,311)	4,311

	Total Investments — 100.9% (Cost $232,681)	280,031
	Liabilities in Excess of Other Assets — (0.9)%	(2,430)

	NET ASSETS — 100.0%	$277,601

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,271
Aggregate gross unrealized depreciation	(921)

Net unrealized appreciation/depreciation	$47,350

Federal income tax cost of investments	$232,681

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$280,031	$—	$—	$280,031

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.1%

Consumer Discretionary — 36.5%

	Diversified Consumer Services — 2.4%
26	Coinstar, Inc. (a)	1,650

	Hotels, Restaurants & Leisure — 3.2%
26	BJ’s Restaurants, Inc. (a)	964
87	Pinnacle Entertainment, Inc. (a)	1,160

		2,124

	Household Durables — 1.8%
35	Tempur-Pedic International, Inc. (a)	1,222

	Specialty Retail — 19.6%
51	AnnTaylor Stores Corp. (a)	1,372
26	DSW, Inc., Class A (a)	1,002
25	Jo-Ann Stores, Inc. (a)	1,197
52	Men’s Wearhouse, Inc. (The)	1,477
72	OfficeMax, Inc. (a)	1,229
111	Pier 1 Imports, Inc. (a)	1,085
28	Tractor Supply Co.	1,176
51	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,793
44	Williams-Sonoma, Inc.	1,474
44	Zumiez, Inc. (a)	1,384

		13,189

	Textiles, Apparel & Luxury Goods — 9.5%
106	CROCS, Inc. (a)	1,856
28	Deckers Outdoor Corp. (a)	2,138
20	Fossil, Inc. (a)	1,353
23	Steven Madden Ltd. (a)	1,027

		6,374

	Total Consumer Discretionary	24,559

Consumer Staples — 1.4%

	Food Products — 1.4%
40	Lance, Inc.	946

Energy — 2.0%

	Energy Equipment & Services — 2.0%
47	Complete Production Services, Inc. (a)	1,323

Health Care — 4.3%

	Health Care Equipment & Supplies — 4.3%
61	Align Technology, Inc. (a)	1,060
31	ArthroCare Corp. (a)	936
24	Sirona Dental Systems, Inc. (a)	914

	Total Health Care	2,910

Industrials — 3.8%

	Aerospace & Defense — 1.9%
15	Triumph Group, Inc.	1,262

	Airlines — 1.9%
115	U.S. Airways Group, Inc. (a)	1,280

	Total Industrials	2,542

Information Technology — 52.1%

	Communications Equipment — 14.1%
59	Acme Packet, Inc. (a)	2,909
37	ADTRAN, Inc.	1,149
95	Emulex Corp. (a)	1,073
56	Finisar Corp. (a)	1,077
128	Harmonic, Inc. (a)	866
59	Ixia (a)	942
46	NETGEAR, Inc. (a)	1,459

		9,475

	Computers & Peripherals — 3.3%
48	Compellent Technologies, Inc. (a)	1,258
57	STEC, Inc. (a)	971

		2,229

	Electronic Equipment, Instruments & Components — 5.9%
37	Cognex Corp.	1,032
35	Coherent, Inc. (a)	1,458
14	Itron, Inc. (a)	817
74	Power-One, Inc. (a)	695

		4,002

	Internet Software & Services — 6.3%
45	IAC/InterActiveCorp. (a)	1,278
70	Monster Worldwide, Inc. (a)	1,574
89	ValueClick, Inc. (a)	1,377

		4,229

	Semiconductors & Semiconductor Equipment — 12.2%
105	Applied Micro Circuits Corp. (a)	975
146	Atmel Corp. (a)	1,517
82	Cypress Semiconductor Corp. (a)	1,287
114	GT Solar International, Inc. (a)	764
48	International Rectifier Corp. (a)	1,347
37	NetLogic Microsystems, Inc. (a)	1,142
170	RF Micro Devices, Inc. (a)	1,192

		8,224

	Software — 10.3%
125	Compuware Corp. (a)	1,283
41	Fortinet, Inc. (a)	1,310
26	Rovi Corp. (a)	1,423
102	Take-Two Interactive Software, Inc. (a)	1,132
90	TIBCO Software, Inc. (a)	1,776

		6,924

	Total Information Technology	35,083

	Total Common Stocks
	(Cost $55,521)	67,363

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.3%

	Investment Company — 0.3%
210	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)
	(Cost $210)	210

	Total Investments — 100.4%
	(Cost $55,731)	67,573

	Liabilities in Excess of Other
	Assets — (0.4)%	(254)

	NET ASSETS — 100.0%	$67,319

Percentages indicated are based on net assets.

Notes to Schedule of Portfolio Investments:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,866
Aggregate gross unrealized depreciation	(1,024)

Net unrealized appreciation/depreciation	$11,842

Federal income tax cost of investments	$55,731

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$67,573	$—	$—	$67,573

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.3%

Consumer Discretionary — 10.7%

	Diversified Consumer Services — 1.1%
21	Career Education Corp. (a)	365

	Hotels, Restaurants & Leisure — 5.4%
13	CEC Entertainment, Inc. (a)	497
32	Shuffle Master, Inc. (a)	339
108	Wendy’s/Arby’s Group, Inc., Class A	514
16	Wyndham Worldwide Corp.	448

		1,798

	Media — 1.0%
11	DreamWorks Animation SKG, Inc., Class A (a)	325

	Specialty Retail — 2.1%
25	Rent-A-Center, Inc.	687

	Textiles, Apparel & Luxury Goods — 1.1%
7	Columbia Sportswear Co.	362

	Total Consumer Discretionary	3,537

Consumer Staples — 5.4%
	Food Products — 4.0%
50	Chiquita Brands International, Inc. (a)	562
20	Del Monte Foods Co.	371
9	Sanderson Farms, Inc.	412

		1,345

	Personal Products — 1.4%
38	Prestige Brands Holdings, Inc. (a)	452

	Total Consumer Staples	1,797

Energy — 6.0%
	Energy Equipment & Services — 2.4%
38	Pioneer Drilling Co. (a)	260
49	Tetra Technologies, Inc. (a)	536

		796

	Oil, Gas & Consumable Fuels — 3.6%
29	McMoRan Exploration Co. (a)	434
13	Southern Union Co.	307
27	Tesoro Corp. (a)	444

		1,185

	Total Energy	1,981

Financials — 35.6%
	Capital Markets — 5.8%
51	Apollo Investment Corp.	542
36	Investment Technology Group, Inc. (a)	533
41	Knight Capital Group, Inc., Class A (a)	535
19	optionsXpress Holdings, Inc. (a)	323

		1,933

	Commercial Banks — 11.9%
44	Bancorp, Inc. (The) (a)	382
166	Banner Corp.	264
51	Boston Private Financial Holdings,
	Inc.	273
11	City Holding Co.	356
62	First California Financial Group, Inc.
	(a)	149
25	First Horizon National Corp. (a)	239
47	Investors Bancorp, Inc. (a)	577
118	Marshall & Ilsley Corp.	566
28	Mercantile Bank Corp.	193
56	Nara Bancorp, Inc. (a)	454
40	PrivateBancorp, Inc.	483

		3,936

	Insurance — 3.5%
88	CNO Financial Group, Inc. (a)	515
12	Presidential Life Corp.	112
45	Symetra Financial Corp.	546

		1,173

	Real Estate Investment Trusts (REITs) — 14.4%
67	Anworth Mortgage Asset Corp.	462
20	Apollo Commercial Real Estate
	Finance, Inc.	330
57	CapLease, Inc.	346
35	Chatham Lodging Trust	578
23	Colony Financial, Inc.	451
38	Franklin Street Properties Corp.	483
33	Inland Real Estate Corp.	283
76	MFA Financial, Inc.	621
28	Pebblebrook Hotel Trust (a)	515
34	Starwood Property Trust, Inc.	683

		4,752

	Total Financials	11,794

Health Care — 6.3%
	Health Care Providers & Services — 4.1%
43	Health Management Associates, Inc., Class A (a)	386
21	Health Net, Inc. (a)	569
36	PharMerica Corp. (a)	390

		1,345

	Pharmaceuticals — 2.2%
12	Par Pharmaceutical Cos., Inc. (a)	435
20	ViroPharma, Inc. (a)	309

		744

	Total Health Care	2,089

Industrials — 11.0%
	Aerospace & Defense — 0.8%
7	BE Aerospace, Inc. (a)	256

	Commercial Services & Supplies — 3.1%
7	Brink’s Co. (The)	172
97	EnergySolutions, Inc.	484
20	SYKES Enterprises, Inc. (a)	375

		1,031

	Construction & Engineering — 1.7%
42	Dycom Industries, Inc. (a)	557

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — 1.6%
17	EnerSys (a)	519

	Machinery — 1.7%
24	Terex Corp. (a)	573

	Trading Companies & Distributors — 2.1%
51	RSC Holdings, Inc. (a)	396
16	United Rentals, Inc. (a)	318

		714

	Total Industrials	3,650

Information Technology — 8.9%
	Electronic Equipment, Instruments &
	Components — 1.1%
10	MTS Systems Corp.	383

	Internet Software & Services — 0.9%
19	ValueClick, Inc. (a)	297

	IT Services — 4.3%
33	Broadridge Financial Solutions, Inc.	673
59	Convergys Corp. (a)	756

		1,429

	Software — 2.6%
18	ACI Worldwide, Inc. (a)	454
46	Lawson Software, Inc. (a)	395

		849

	Total Information Technology	2,958

Materials — 5.1%
	Chemicals — 2.1%
19	Celanese Corp., Class A	685

	Metals & Mining — 3.0%
36	Commercial Metals Co.	546
16	RTI International Metals, Inc. (a)	442

		988

	Total Materials	1,673

Utilities — 5.3%
	Electric Utilities — 3.7%
14	Allegheny Energy, Inc.	324
14	DPL, Inc.	357
16	UniSource Energy Corp.	552

		1,233

	Gas Utilities — 1.6%
18	Piedmont Natural Gas Co., Inc.	524

	Total Utilities	1,757

	Total Common Stocks (Cost $23,559)	31,236

Short-Term Investment — 6.0%
	Investment Company — 6.0%
1,986	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $1,986)	1,986

	Total Investments — 100.3% (Cost $25,545)	33,222
	Liabilities in Excess of Other Assets — (0.3)%	(90)

	NET ASSETS — 100.0%	$33,132

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2010.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,845
Aggregate gross unrealized depreciation	(1,168)

Net unrealized appreciation/depreciation	$7,677

Federal income tax cost of investments	$25,545

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$33,222	$—	$—	$33,222

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2011